Organization and Principal Activities - Schedule of Condensed Consolidated Cash Flows Data for the VIEs (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Investments in and Advances to Affiliates [Line Items]
Net cash provided by operating activities		¥ (437,209)	$ (63,390)	¥ 327,453	¥ 1,239,874
Net cash provided by/(used in) investing activities		(848,568)	(123,031)	(1,880,320)	1,004,780
Net cash provided by financing activities		6,049	$ 877	10,723	265,294
Variable Interest Entity (VIE) [Member]
Investments in and Advances to Affiliates [Line Items]
Net cash provided by operating activities	[1]	379,397		1,176,397	230,204
Loans and advances to Group companies		(160,406)		(911,916)	(1,300,825)
Other investing activities		(720,237)		(197,261)	1,083,634
Net cash provided by/(used in) investing activities		(880,643)		(1,109,177)	(217,191)
Net cash provided by financing activities		¥ 0		¥ 0	¥ 0

[1]	For the years ended December 31, 2020, 2021 and 2022, cash paid by the VIEs to the WFOE and other subsidiaries for VIE service fees were RMB7,543 million, RMB8,664 million and RMB6,433.2 million,
respectively. In 2022, RMB415.1 million of the VIE service fees were not settled by cash, but netting against the intercompany receivables from the primary beneficiary of VIE
.